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                                 ING FUNDS TRUST
                         ING High Yield Opportunity Fund

                        Supplement dated October 25, 2004
                            to the Fixed Income Funds
            Classes A, B, C and M Prospectus and Class Q Prospectus
                              Dated August 1, 2004

On October 7, 2004, the shareholders of ING High Yield Opportunity Fund approved the reorganization with and merger into the ING High Yield Bond Fund. The reorganization was completed on October 23, 2004. Accordingly, the ING High Yield Opportunity Fund is no longer offering its shares. All references to the ING High Yield Opportunity Fund in the Prospectuses are hereby deleted.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


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                                 ING FUNDS TRUST
                         ING High Yield Opportunity Fund

                        Supplement dated October 25, 2004
                            to the Fixed Income Funds
                   Statement of Additional Information ("SAI")
                              Dated August 1, 2004


On October 7, 2004, the shareholders of ING High Yield Opportunity Fund approved the reorganization with and merger into the ING High Yield Bond Fund. The reorganization was completed on October 23, 2004. Accordingly, the ING High Yield Opportunity Fund is no longer offering its shares. All references to the ING High Yield Opportunity Fund in the SAI are hereby deleted.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE